SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Schedule of Information Relating to Property, Plant and Equipment
Property, plant and equipment are stated at cost and are depreciated using the straight-line method over the estimated useful lives of the assets, as follows:

Category	Estimated useful life	Estimated residual value
Buildings	20-50 years	-
Medical equipment*	5-20 years	-
Electronic and office equipment	3-5 years	-
Motor vehicles	5 years	-
Leasehold improvement and building improvement	shorter of lease term or 5 years	-

*       The cost of the asset is amortized over the estimated useful life. However, if ownership is transferred at the end of the lease term, the cost of the asset is amortized over the shorter of customer contract or the useful life of the asset which ranges from 5-20 years.

Schedule of estimated useful life for the intangible assets	. The estimated useful life for the intangible assets is as follows:

Estimated useful life
Operating license	20 years
Favorable leases	12 years
Customer relationship	5 - 16 years
Operating leases	9 - 16 years
Software	3 - 5 years

Schedule of Deferred revenue Recognition	If revenue recognition is deferred to a later period, the related tax and other surcharges are also deferred and will be recognized only upon recognition of the deferred revenue.

	For the Years Ended December 31,
	2016	2017	2018	2018
	RMB	RMB	RMB	US$
Network revenue:
Operating lease income*	365,459	232,015	71,864	10,452
Management services and technical services	49,079	46,143	50,291	7,315
Direct financing lease income*	14,100	7,554	4,859	707
Brand royalty fees	9,435	6,604	5,189	754
Consumables sales	5,456	7,005	5,867	853
	443,529	299,321	138,070	20,081
Hospital revenue:
Medicine income and medical service	11,513	31,656	52,828	7,684
	11,513	31,656	52,828	7,684

	455,042	330,977	190,898	27,765

* Operating lease income and direct financing lease income were recognized under ASC 840.